Deferred Underwriting Compensation (Details) - TPG Pace Tech Opportunities Corp [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Percentage of deferred discount on gross proceeds	3.50%	3.50%
Deferred discount payable upon completion of business combination	$ 15,750,000	$ 15,750,000